October 20, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     Merrill Lynch Asset Growth
               Fund, Inc.
     File No. 33-54005

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company Act
of 1940, Merrill Lynch Asset Growth Fund,
Inc. (the "Fund") hereby files its Rule
24f-2 Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended August 31, 1995 (the "Fiscal Year").

2. No shares of common stock of the
    Fund which had been registered
    under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

3. No shares of common stock were
    registered under the Securities
    Act during the Fiscal Year other
    than pursuant to Rule 24f-2.

4. 2,526,061 shares of common stock
    were sold during the Fiscal Year.*


    ____________
   *Of this amount 275,032 Class A
    shares were sold at an aggregate
    price of $2,733,785, 1,943,995
    Class B shares were sold at an
    aggregate price of $19,092,515,
    120,893 Class C shares were
    sold at an aggregate price of
    $1,143,290 and 186,141 Class D
    shares were sold at an aggregate
    price of $1,731,947.  The
    aggregate sale price for all shares
    sold during the Fiscal Year was
    $24,701,537.  See Paragraph 6
    for the calculation of the aggregate
    sale price of shares sold in reliance
    upon Rule 24f-2.

5. 2,526,061 shares of common stock
    were sold during the Fiscal Year in
    reliance upon registration pursuant
    to Rule 24f-2.  Attached to the
    Notice is an opinion of Rogers &
    Wells, counsel for the Fund,
    indicating that the securities the
    registration of which this Notice
    makes definite in number were
    legally issued, fully paid and
    non-assessable.

6. In accordance with Paragraph (c)
    of Rule 24f-2, the fee of $5,518.54
    has been wired.  Such fee which
    relates to the 2,526,061 shares of
    common stock referred to in
    Paragraph 5 is based upon the
    actual aggregate sale price for
    which such securities were sold
    during the Fiscal Year, reduced
    by the actual aggregate redemption
    or repurchase price of shares of
    common stock redeemed or
    repurchased during the Fiscal
    Year.  The calculation of the
    amount on which the filing fee is
    based as follows:

   (i) Actual aggregate sale price for
       the 2,526,061 shares of
       common stock sold during the
       Fiscal Year in reliance upon
       registration pursuant to Rule
       24f-2.                                          $24,701,537

reduced by

   (ii) Actual aggregate redemption
        price for the 918,409 shares
        of common stock redeemed
        during the Fiscal Year.*              $ 8,697,758

equals amount on which filing fee is
based                                               $16,003,779

Based upon the above calculation,
$5,518.54 is payable with respect
to the registration of 2,526,061
shares of common stock of the
Fund.


_________________________
*Of this amount, 111,300 Class A
shares were redeemed at an
aggregate price of $1,060,813,
739,645 Class B shares were
redeemed at an aggregate price
of $7,002,581, 46,187 Class C
shares were redeemed at an
aggregate price of $431,343
and 21,277 Class D shares were
redeemed at an aggregate price
of $203,021.

Please direct any questions
relating to this filing to Mark B.
Goldfus at P.O. Box 9011,
Princeton, NJ 08543-9011 or
to Leonard Mackey at Rogers
& Wells, 200 Park Avenue,
New York, New York  10166,
(212) 878-8489.

Very truly yours,

Merrill Lynch Asset Growth
          Fund, Inc.




By__________________________
  Mark B. Goldfus, Secretary